SHORT-TERM BANK CREDIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term bank credit	$ 7,567	$ 4,191
Weighted average interest
Short-term bank credit	4.20%	3.20%
Short-term and revolving credit lines	$ 13,406	$ 14,560
Israel [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Dec. 31, 2019
Canada [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Apr. 30, 2021